CASH AND CASH EQUIVALENTS (Details) - RUB (₽) ₽ in Millions	Mar. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH AND CASH EQUIVALENTS.
Cash at banks and on hand		₽ 1,998	₽ 43
Short-term deposits		435	406
Allowance for expected credit losses		(14)
Total cash and cash equivalents	₽ 2,800	₽ 2,419	₽ 449	₽ 148	₽ 103